SEGMENT INFORMATION	6 Months Ended
Jun. 30, 2026
Disclosure of operating segments [abstract]
SEGMENT INFORMATION	SEGMENT INFORMATION
The Kyivstar operations are considered as one operating segment. While Kyivstar Group identifies a single reportable segment in accordance with IFRS 8 Operating Segments, revenue is disaggregated into the following categories:
•Telecommunication and infrastructure revenue – service revenue from mobile and fixed connectivity services provided to individuals and corporate customers and infrastructure services;
•Digital revenue – revenue from proprietary digital platforms and services
Management evaluates Kyivstar’s performance on a regular basis, primarily based on earnings before interest, tax, depreciation, amortization, impairment, gain or loss on disposals of non-current assets, other non-operating gains or losses, and for certain non-recurring items such as listing expense (“Adjusted EBITDA”) along with assessing the capital expenditures excluding certain costs such as those for telecommunication licenses and right-of-use assets (“CAPEX excl. licenses and ROU”).
The following tables present revenue disaggregation and the key financial information for the six and three-month periods ended
June 30, 2026 and 2025:
For the six-month period ended June 30:

	Telecommunication and infrastructure revenue		Digital revenue		Total revenue
	2026	2025	2026	2025	2026	2025

Kyivstar	521	480	141	59	662	539

Total	521	480	141	59	662	539

	Revenue		Selling, general and administrative expenses		Adjusted EBITDA		CAPEX excl. licenses and ROU*
	2026	2025	2026	2025	2026	2025	2026	2025

Kyivstar	662	539	231	183	361	306	126	134

Total	662	539	231	183	361	306	126	134
*This includes capital expenditures on property, plant and equipment, net of advances, of US$151 (2025: US$159), intangible assets of US$43
(2025: US$33) after deducting additions in licenses of US$nil (2025: US$nil) and right-of-use assets of US$68 (2025: US$58)
For the three-month period ended June 30:

	Telecommunication and infrastructure revenue		Digital revenue		Total revenue
	2026	2025	2026	2025	2026	2025

Kyivstar	265	244	74	40	339	284

Total	265	244	74	40	339	284

	Revenue		Selling, general and administrative expenses		Adjusted EBITDA		CAPEX excl. licenses and ROU*
	2026	2025	2026	2025	2026	2025	2026	2025

Kyivstar	339	284	113	92	188	166	59	83

Total	339	284	113	92	188	166	59	83
*This includes capital expenditures on property, plant and equipment, net of advances, of US$65 (2025: US$73), intangible assets of US$20
(2025: US$25) after deducting additions in licenses of US$nil (2025: US$nil) and right-of-use assets of US$26 (2025: US$15)
The following table provides the reconciliation of Total Adjusted EBITDA to Profit before tax for the six and three-month periods ended June 30:

	Six-month period		Three-month period
	2026	2025	2026	2025
Adjusted EBITDA	361	306	188	166
Adjustments to reconcile Adjusted EBITDA to Profit before tax
Depreciation	(78)	(66)	(40)	(35)
Amortization	(44)	(29)	(24)	(16)
Impairment	(4)	(4)	(2)	(2)
Gain / (loss) on disposal of non-current asset	5	(1)	5	(1)
Finance costs	(37)	(39)	(19)	(18)
Finance income	8	11	4	4
Other non-operating loss, net	(21)	(4)	(20)	(3)
Foreign exchange gain / (loss), net	11	(13)	5	8

Profit before tax	201	161	97	103